INVENTORY	12 Months Ended
Dec. 31, 2022
INVENTORY:
INVENTORY:

NOTE 4 — INVENTORY:

Inventories are stated at the lower of cost or market, computed using the first-in, first-out method.

Following is a breakdown of the Company’s inventory:

	December 31, 2022	December 31, 2021
Raw materials	817	547
Finished goods inventory	14	138
	831	685